Average Annual Total Returns - L Shares - JPMorgan US Equity Fund	Class L Past 1 Year	Class L Past 5 Years	Class L Past 10 Years	Class L Return After Taxes on Distributions Past 1 Year	Class L Return After Taxes on Distributions Past 5 Years	Class L Return After Taxes on Distributions Past 10 Years	Class L Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class L Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class L Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	26.54%	16.21%	14.35%	24.45%	13.81%	12.35%	16.89%	12.43%	11.34%	18.40%	15.22%	13.88%